SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Balance at beginning, January 1	$ (275,000)	$ (138,000)
Provision		(137,000)	$ (56,000)
Written-off	275,000
Balance at end, December 31,		$ (275,000)	$ (138,000)